Significant Accounting Policies - Schedule of Fair Value Hierarchy Our Financial Asset and Liability that were Accounted for at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Fair Value Hierarchy [Line Items]
Derivative liabilities (True-Up Shares)	$ 385,355	$ 318,316
Level 1 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liabilities (True-Up Shares)
Level 2 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liabilities (True-Up Shares)
Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Derivative liabilities (True-Up Shares)	$ 385,355